SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Regarding interim financial reporting of the securities and Exchange Commission and applicable rules and regulations, certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with the financial statements, accounting policies and notes thereto included in the Company’s audited consolidated financial statements for the year ended December 31, 2021. The results of operations for the nine months ended September 30, 2022 are not necessarily indicative of the results for the full years.

The accompanying unaudited interim condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

The Group’s businesses have been significantly impacted by the global outbreak of COVID-19 since year 2020 and still incurred net losses during the nine months ended September 30, 2022. As of September 30, 2022, the Group’s total current liabilities exceeded its total current assets by RMB4,172 (US$586 million). These conditions may raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

However, the management has evaluated the significance of the above conditions and regards the going concern assumption as appropriate based on the following considerations:

●The Group generated positive cash flow from operations for several consecutive years with a net operating cash inflow of RMB520 for the nine months ended September 30, 2022;
●The Group has performed a review of its cash flow forecasts for the twelve month period after the date that the unaudited interim condensed consolidated financial statements are issued.

Management believes the relevant conditions that raise substantial doubt on going concern are mitigated by the following plans and actions:

●The Group has the ability to sell its short-term investments that can be readily convertible into cash, the fair value of which was approximately RMB1,915 as of September 30, 2022;
●As of September 30, 2022, the Company had unused facilities of approximately RMB2.9 billion including a revolving credit facility of EUR70 million. The revolving credit facility was subsequently used to redeem the convertible senior notes due on November 1, 2022. Based on the Company’s historical experience, normal course of business funding requests will be approved and provided that the Company submits the required supporting documents, and the amount is within the credit limit granted.

Based on the above factors, management believes that adequate sources of liquidity exist to fund the Group’s working capital and capital expenditures requirements, and to meet its other liabilities and commitments as they become due for at least twelve months from the issuance of these consolidated financial statements.

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the impairment of property and equipment, right-of-use assets and intangible assets with definite lives, valuation allowance of deferred tax assets, purchase price allocation, impairment of investment, goodwill and intangible assets without definite lives and incremental borrowing rate used to measure lease liabilities.

Intangible assets, net

Intangible assets consist primarily of brand name, master brand agreement, non-compete agreements, franchise or manachise agreements, favorable leases and purchased software. For its indefinite-lives intangible assets of legacy Huazhu and legacy DH, there was no impairment loss recognized for the nine months ended September 30, 2021 and 2022.

Impairment of long-lived assets

The Group evaluates its long-lived assets including property and equipment, net, right-of-use assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the long-lived assets exceeded the future undiscounted net cash flows, and recognized an impairment loss of RMB60 and RMB101 during the nine months ended September 30, 2021 and 2022, respectively.

Fair value of the long-lived assets was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Leases

As a lessee

ASU 2016-02, Leases (Topic 842) generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All of the Group’s leases were classified under ASC Topic 842 as operating leases upon this adoption and there are both capital lease and operating lease under legacy DH since the acquisition of DH. The Group elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases.

The Group recognizes a lease liability for future fixed lease payments and variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date and a ROU asset representing the right to use the underlying asset for the lease term. Lease liabilities are recognized at commencement date based on the present value of fixed lease payments and variable lease payments that depend on an index or a rate (initially measured using the index or rate as at the commencement date) over the lease term using the rate implicit in the lease, if available, or the Group’s incremental borrowing rate. As its leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. Upon adoption of ASU 2016-02, the Group elected to use the remaining lease term as of January 1, 2019 in the estimation of the applicable discount rate for leases that were in place at adoption. For the initial measurement of the lease liability for leases commencing after January 1, 2019, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities of operating lease liabilities and finance lease liabilities are classified as operating lease liabilities, current and finance lease liabilities, current, respectively, in the Group’s consolidated balance sheets. Long-term portions of operating lease liabilities and finance lease liabilities are classified as operating lease liabilities, non-current and finance lease liabilities, non-current, respectively, in the Group’s consolidated balance sheets. Most leases have initial terms ranging from 10 to 20 years for legacy Huazhu, and from 20 to 25 years for legacy DH. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The Group’s lease agreements may include nonlease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. The Group elected the practical expedient of not to separate land components outside PRC from leases of specified property and equipment at the ASC842 transition date. Besides, the Group’s lease payments are generally fixed and certain agreements contain variable lease payments based on the operating performance of the leased property and the changes in the index of consumer pricing index (“CPI”). Almost all the lease agreements with variable lease payments based on the changes in CPI are held by legacy DH. For operating leases, the Group recognizes lease expense on a straight-line basis over the lease term and variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period in which the obligation for those payments is incurred. The operating lease expense is recognized as hotel operating costs, general and administrative expenses and pre-opening expenses in the consolidated statements of comprehensive income. For finance lease, lease expense is generally front-loaded as the finance lease ROU asset is depreciated on a straight-line basis over the shorter of the lease term or useful life of the underlying asset within hotel operating costs in the consolidated statements of comprehensive income, but interest expense on the lease liability is recognized in interest expense in the consolidated statements of comprehensive income using the effective interest method which results in more expense during the early years of the lease. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group, deferred rent and lease incentives, and any off-market terms (that is, favorable or unfavorable terms) present in the lease when the Group acquired leases in a business combination in which the acquiree acts as a lessee. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset group. The Group excludes the lease obligation from the carrying value of the asset group. Accordingly, the lease payments (both principal and interest) don’t reduce the undiscounted expected future cash flows used to test the asset group for recoverability. If the carrying value of the asset group cannot be recoverable and is in excess of the estimated fair value, the Group records an impairment loss in the consolidated statements of comprehensive income. Noncash lease expense are used as the noncash add-back for the amortization of the operating ROU assets to the operating section of the consolidated statements of cash flow.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the consolidated statements of comprehensive income on the contract termination.

In April 2020, the FASB released a Q&A which allows lessees and lessors to make an election to either apply the lease modification guidance or the variable rents guidance under ASC 840 and ASC 842 for lease concessions related to COVID-19 as long as the total cash flows as a result of the concession are substantially the same or less than those in the contract before the concession. A preparer can make this election without the need to determine whether a force majeure clause exists in the lease. The Group has elected to account for the lease concessions as variable lease expenses.

The favorable lease agreements and unfavorable lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2019, upon adoption of ASC 842, Leases, which are amortized combining with right-of-use assets over remaining operating lease terms. These estimated useful lives are generally as follows:

Favorable lease agreements acquired before the adoption of ASC 842	Remaining lease terms from 1 to 20 years
Unfavorable lease agreements	Remaining lease terms from 3 to 13 years

Sublease

The Group subleases property which are not suitable to operate hotels to third parties under operating leases. In accordance with the provisions of ASC 842, since the Group has not been relieved as the primary obligor of the head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and ROU asset. The Group’s practice has been, and will continue to, straight-line the sub-lease income over the term of the sublease.

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. For a particular tax-paying component of an entity and within a particular tax jurisdiction, all deferred tax liabilities and assets, as well as any related valuation allowance, shall be offset and presented as a single noncurrent amount. However, an entity shall not offset deferred tax liabilities and assets attributable to different tax-paying components of the entity or to different tax jurisdictions.

According to ASC 740-270 Interim Reporting, an estimated annual effective tax rate (AETR) on full year estimated ordinary income should first be determined by the Company and the estimated AETR is then applied to year-to-date ordinary income to compute the interim tax provision on ordinary income.

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US$”). Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured in functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates. The Group’s financial instruments include cash and cash equivalent, restricted cash, structured financial products, loan receivables current and non-current portion, receivables, payables, short-term debts, long-term debts. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts and long-term loan receivables approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. The carrying amounts of convertible senior notes were RMB6,186 and RMB6,899 and the corresponding fair value estimated based on quoted market price were RMB6,681 and RMB7,224, as of December 31, 2021 and September 30, 2022, respectively.

As of December 31, 2021 and September 30, 2022, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2021	Equity securities with readily determinable fair value	2,589	2,589	—	—
2021	Available-for-sale debt securities	220	—	220	—
2021	Employee benefit plan assets	5	5	—	—

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
September 30,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2022	Equity securities with readily determinable fair value	1,615	1,615	—	—
2022	Available-for-sale debt securities	220	—	220	—
2022	Employee benefit plan assets	8	8	—	—
2022	Structured financial product	300	—	300	—

The following table presents the Group’s assets measured at fair value on a non-recurring basis as of December 31, 2021 and September 30, 2022:

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable	Total
As of			Assets	Inputs	Inputs	Loss for
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)	the Year
2021	Property and equipment	33	—	—	33	24
2021	Operating lease right-of-use assets	88	—	—	88	48
2021	Intangible assets	2,556	—	—	2,556	245
2021	Long-term investment	—	—	—	—	63

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant	Total
			Identical	Observable	Unobservable	Loss for
As of			Assets	Inputs	Inputs	the Nine Months
September 30,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)	Ended
2022	Property and equipment	8	—	—	8	39
2022	Operating lease right-of-use assets	40	—	—	40	59
2022	Intangible assets	141	—	—	141	3

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the nine months ended September 30, 2021 and 2022, the Group recognized share-based compensation expenses of RMB94 and RMB77, respectively, which were classified as follows:

	Nine Months Ended September 30,
	2021	2022
Hotel operating costs	32	29
Selling and marketing expenses	3	4
General and administrative expenses	59	44
Total	94	77

Earnings (losses) per share

Basic earnings (losses) per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).

The loaned shares under the ADS lending agreement are excluded from both the basic and diluted earnings (losses) per share calculation unless default of the ADS lending arrangement occurs which the Group considered the possibility is remote.

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB7.1135, on September 30, 2022, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on September 30, 2022, or at any other rate.